Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
Summary of operating lease costs

Nine Months Ended September 30,
	Unaudited
	2021	2020
Operating Lease Costs	$1,740,067	$1,218,383
New Assets Obtained in Exchange for Operating Lease Liabilities	4,104,760	847,445

Year Ending December 31,	2018	2019	2020
Operating Lease Costs	$697,830	$1,592,665	$2,018,210

Summary of lease terms and discount rates

	Unaudited
	September 30, 2021	December 31, 2020
Weighted Average Remaining Lease Term (Years)*	5.09	3.74
Weighted Average Discount Rate	11.20%	10.30%

Year Ending December 31,	2019*	2020*
Weighted Average Remaining Lease Term (Years)	4.83	3.74
Weighted Average Discount Rate	10.00%	10.30%
*All Leases are Operating
Schedule of reconciliation of undiscounted future minimum lease payments

	Unaudited
	September 30, 2021	December 31, 2020
2021	$708,823	$2,174,095
2022	2,800,484	1,963,533
2023	1,943,823	1,191,604
2024	1,731,167	913,732
2025	1,447,418	696,194
2026	920,928	148,330
Thereafter	1,927,098	—
Total Payments for Operating Leases	11,479,741	7,087,488
Less: Interest	2,912,300	1,251,965
Present Value of Operating Lease Liabilities	$8,567,441	$5,835,523

Year Ending December 31,	2019	2020
2020	$1,620,600	$—
2021	1,645,922	2,174,095
2022	1,536,612	1,936,533
2023	1,135,577	1,191,604
2024	883,851	913,732
2025	665,416	696,194
2026	137,919	148,330
Total Payments for Operating Leases	7,625,897	7,060,488
Less: Interest	1,599,266	1,251,965
Present Value of Operating Lease Liabilities	$6,026,630	$5,808,523

Schedule of supplemental cash flows and other information related to leases

Supplemental cash flows and other information related to leases for each of the periods ending December 31:

	2019	2020
New Assets Obtained in Exchange for Operating Lease Liabilities	$478,815	$882,029

	2019	2020
Operating Cash Flows Paid for Operating Leases	$1,505,313	$1,843,281